Consolidated Statements of Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Income (Loss) [abstract]
Equity settled stock based compensation (a non-cash item) is included in administration expenses and project evaluation	$ 3,785	$ 3,106